Note 7 - Equity (Deficit) - Schedule of Stockholders' Equity (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Balances	$ (9,382)	$ 28,036
Share-based compensation	371
Foreign currency translation adjustment loss	(194)	(65)
Net loss	(7,827)	(14,081)
Share-based compensation		4,201
Balances	$ (17,032)	$ 18,091
Common Stock [Member]
Balances (in shares)	23,184,612	22,530,702
Balances	$ 2	$ 2
Share-based compensation
Foreign currency translation adjustment loss
Net loss
Share-based compensation (in shares)		(75,000)
Share-based compensation
Balances (in shares)	23,184,612	22,455,702
Balances	$ 2	$ 2
Additional Paid-in Capital [Member]
Balances	170,950	151,147
Share-based compensation	371
Foreign currency translation adjustment loss
Net loss
Share-based compensation		4,199
Balances	171,321	155,346
Retained Earnings [Member]
Balances	(178,760)	(123,891)
Share-based compensation
Foreign currency translation adjustment loss
Net loss	(7,293)	(13,656)
Share-based compensation
Balances	(186,053)	(137,547)
AOCI Attributable to Parent [Member]
Balances	42	(182)
Share-based compensation
Foreign currency translation adjustment loss	(153)	(96)
Net loss
Share-based compensation
Balances	(111)	(278)
Parent [Member]
Balances	(7,766)	27,076
Share-based compensation	371
Foreign currency translation adjustment loss	(153)	(96)
Net loss	(7,293)	(13,656)
Share-based compensation		4,199
Balances	(14,841)	17,523
Noncontrolling Interest [Member]
Balances	(1,616)	960
Share-based compensation
Foreign currency translation adjustment loss	(41)	31
Net loss	(534)	(425)
Share-based compensation		2
Balances	$ (2,191)	$ 568